UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N

Granite Bay, CA  95746

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

SEMI-ANNUAL REPORT

DECEMBER 31, 2023

 (Unaudited)

DSS AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCK - 88.58%

Aerospace & Defense - 4.20%
538	RTX Corp.	$ 45,267

Biotechnology - 8.32%
554	Gilead Sciences, Inc.	44,880
110	Vertex Pharmaceuticals, Inc. *	44,758
		89,638
Chemicals - 3.88%
1,169	Mosaic Co.	41,768

Consumer Staples Distribution & Retail - 3.98%
65	Costco Wholesale Corp.	42,905

Electric Utilities - 8.12%
619	The Southern Co.	43,404
712	Xcel Energy, Inc.	44,080
		87,484
Financial Services - 4.11%
170	Visa, Inc. Class A	44,260

Food Products - 4.02%
599	Archer-Daniels Midland Co.	43,260

Health Care Equipment & Supplies - 4.16%
407	Abbott Laboratories	44,799

Health Care Providers & Services - 8.36%
99	McKesson Corp.	45,835
84	UnitedHealth Group, Inc.	44,223
		90,058
Hotels, Restaurants & Leisure - 4.28%
13	Booking Holdings, Inc. *	46,114

Household Products - 4.09%
309	Clorox Co.	44,060

Shares		Value

Life Sciences Tools & Services - 4.14%
84	Thermo Fisher Scientific, Inc.	44,586

Pharmaceuticals - 14.51%
114	Eli Lilly & Co.	66,453
283	Johnson & Johnson	44,357
440	Novo Nordisk A.S. ADR	45,518
		156,328

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

Software - 4.15%
119	Microsoft Corp.	$ 44,749

Specialty Retail - 4.22%
485	TJX Cos., Inc.	45,498

Tobacco - 4.04%
463	Philip Morris International, Inc.	43,559

TOTAL COMMON STOCK (Cost $887,350) - 88.58%		954,333

REAL ESTATE INVESTMENT TRUST - 4.11%

Health Care REITs - 4.11%
889	Ventas, Inc.	44,308

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $37,705) - 4.11%		44,308

MONEY MARKET FUND - 3.05%
32,874	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.40% **	32,874
TOTAL MONEY MARKET FUND (Cost $32,874) - 3.05%		32,874

INVESTMENTS IN SECURITIES, AT VALUE (Cost $957,929) *** - 95.74%		1,031,515

OTHER ASSETS LESS LIABILITES - 4.26%		45,896

NET ASSETS - 100.00%		$1,077,411

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $957,929 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $         87,797

Gross Unrealized Depreciation                                               (14,211)

       Net Unrealized Appreciation                                   $        73,586

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 2

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Pharmaceuticals	15.16%
Health Care Providers & Services	8.73%
Biotechnology	8.69%
Electric Utilities	8.48%
Hotels, Restaurants & Leisure	4.47%
Specialty Retail	4.41%
Aerospace & Defense	4.39%
Health Care Equipment & Supplies	4.34%
Software	4.34%
Life Sciences Tools & Services	4.32%
Real Estate Investment Trust	4.30%
Financial Services	4.29%
Household Products	4.27%
Tobacco	4.22%
Food Products	4.19%
Consumer Staples Distribution & Retail	4.16%
Chemicals	4.05%
Money Market Fund	3.19%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2023 and are subject to change.

Semi-Annual Report | 3

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCK - 92.42%

Aerospace & Defense - 2.43%
125	Lockheed Martin Corp.	$ 56,655

Air Freight & Logistics - 2.51%
461	Expeditors International of Washington, Inc.	58,639

Capital Markets - 2.85%
175	Ameriprise Financial, Inc.	66,470

Chemicals - 3.17%
2,074	Mosaic Co.	74,104

Consumer Finance - 2.80%
1,714	Synchrony Financial	65,458

Electric Utilities - 3.39%
1,530	NRG Energy, Inc.	79,101

Ground Transportation - 3.05%
176	Old Dominion Freight Line, Inc.	71,338

Health Care Providers & Services - 5.33%
620	Cardinal Health, Inc.	62,496
134	McKesson Corp.	62,039
		124,535
Household Durables - 2.70%
9	NVR, Inc. *	63,004

Insurance - 10.90%
794	Aflac, Inc.	65,505
906	Loews Corp.	63,049
1,011	MetLife, Inc.	66,857
752	Principal Financial Group, Inc.	59,160
		254,571
Interactive Media & Services - 6.76%
428	Alphabet, Inc. Class A *	59,787
277	Meta Platforms, Inc. Class A *	98,047
		157,834
IT Services - 5.18%
162	Gartner, Inc. *	73,080
233	VeriSign, Inc. *	47,989
		121,069
Machinery - 1.54%
122	Caterpillar, Inc.	36,072

Metals & Mining - 5.74%
389	Nucor Corp.	67,701
563	Steel Dynamics, Inc.	66,490
		134,191

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

Oil, Gas & Consumable Fuels - 11.75%
219	ConocoPhillips	$ 25,419
724	EQT Corp.	27,990
1,074	Marathon Oil Corp.	25,948
325	Marathon Petroleum Corp.	48,217
815	Occidental Petroleum Corp.	48,664
236	Pioneer Natural Resources Co.	53,072
348	Valero Energy Corp.	45,240
		274,550
Semiconductors & Semiconductor Equipment - 4.60%
220	Applied Materials, Inc.	35,655
56	KLA Corp.	32,553
50	Lam Research Corp.	39,163
		107,371
Software - 6.72%
68	Fair Isaac Corp. *	79,153
207	Microsoft Corp.	77,840
		156,993
Specialty Retail - 4.64%
21	AutoZone, Inc. *	54,298
57	O'Reilly Automotive, Inc. *	54,155
		108,453
Technology Hardware, Storage & Peripherals - 2.60%
795	Dell Technologies, Inc. Class C	60,817

Trading Companies & Distributors - 3.76%
153	United Rentals, Inc.	87,733

TOTAL COMMON STOCK (Cost $1,699,802) - 92.42%		2,158,958

MONEY MARKET FUND - 7.58%
177,116	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.40% **	177,116
TOTAL MONEY MARKET FUND (Cost $177,116) - 7.58%		177,116

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,876,918) *** - 100.00%		2,336,074

LIABILITIES LESS OTHER ASSETS - (0.00)%		(33)

NET ASSETS - 100.00%		$2,336,041

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,876,918 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Oil, Gas & Consumable Fuels	11.75%
Insurance	10.90%
Money Market Fund	7.58%
Interactive Media & Services	6.76%
Software	6.72%
Metals & Mining	5.74%
Health Care Providers & Services	5.33%
IT Services	5.18%
Specialty Retail	4.64%
Semiconductors & Semiconductor Equipment	4.60%
Trading Companies & Distributors	3.76%
Electric Utilities	3.39%
Chemicals	3.17%
Ground Transportation	3.05%
Capital Markets	2.85%
Consumer Finance	2.80%
Household Durables	2.70%
Technology Hardware, Storage & Peripherals	2.60%
Air Freight & Logistics	2.51%
Aerospace & Defense	2.43%
Machinery	1.54%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2023 and are subject to change.

Semi-Annual Report | 6

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCK - 91.55%

Aerospace & Defense - 2.38%
1,368	RTX Corp.	$ 115,104

Banks - 8.11%
47,200	Nu Holdings Ltd. Class A (Brazil) *	393,176

Biotechnology - 21.12%
170,345	Gritstone Bio, Inc. *	347,504
46,000	Monte Rosa Therapeutics, Inc. *	259,900
24,345	TG Therapeutics, Inc. *	415,813
		1,023,217
Broadline Retail - 5.35%
1,707	Amazon.com, Inc. *	259,362

Building Products - 3.67%
2,337	Fortune Brands Innovations, Inc.	177,939

Interactive Media & Services - 6.72%
1,088	Alphabet, Inc. Class A *	151,983
490	Meta Platforms, Inc. Class A *	173,440
		325,423
Metals & Mining - 2.78%
42,600	B2Gold Corp. (Canada)	134,616

Oil, Gas & Consumable Fuels - 2.06%
2,311	Cameco Corp. (Canada)	99,604

Pharmaceuticals - 10.25%
348	Eli Lilly & Co.	202,856
2,840	Novo Nordisk A.S. ADR	293,798
		496,654
Semiconductors & Semiconductor Equipment - 18.84%
2,000	Advanced Micro Devices, Inc. *	294,820
22,661	Atomera, Inc. *	158,854
170	Broadcom, Inc.	189,762
14,166	Himax Technologies, Inc. ADR	85,988
3,650	Intel Corp.	183,412
		912,836
Software - 10.27%
200	Adobe, Inc. *	119,320
609	Microsoft Corp.	229,008
965	Oracle Corp.	101,740
2,785	Palantir Technologies, Inc. Class A *	47,818
		497,886

TOTAL COMMON STOCK (Cost $3,632,207) - 91.55%		4,435,817

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 5.82%
281,761	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.40% **	$ 281,761
TOTAL MONEY MARKET FUND (Cost $281,761) - 5.82%		281,761

INVESTMENTS IN SECURITIES, AT VALUE (Cost $3,913,968) *** - 97.37%		$ 4,717,578

OTHER ASSETS LESS LIABILITES - 2.63%		127,526

NET ASSETS - 100.00%		$ 4,845,104

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,913,968 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   885,544

Gross Unrealized Depreciation                   (91,934)

       Net Unrealized Appreciation             $ 803,610

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Aerospace & Defense	2.44%
Banks	8.33%
Biotechnology	21.69%
Broadline Retail	5.50%
Building Products	3.77%
Interactive Media & Services	6.90%
Metals & Mining	2.85%
Oil, Gas & Consumable Fuels	2.11%
Pharmaceuticals	10.53%
Semiconductors & Semiconductor Equipment	19.35%
Software	10.56%
Money Market Fund	5.97%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2023 and are subject to change.

Semi-Annual Report | 9

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCK - 77.10%

Aerospace & Defense - 1.55%
3,776	RTX Corp.	$ 317,713

Banks - 5.37%
8,898	Fifth Third Bancorp	306,892
9,000	Truist Financial Corp.	332,280
10,665	U.S. Bancorp	461,581
		1,100,753
Biotechnology - 3.31%
1,296	Amgen, Inc.	373,274
3,775	Gilead Sciences, Inc.	305,813
		679,087
Capital Markets - 8.75%
3,967	Blackstone, Inc.	519,360
50,200	PennantPark Floating Rate Capital Ltd.	607,420
2,818	T. Rowe Price Group, Inc.	303,470
7,000	The Bank of New York Mellon Corp.	364,350
		1,794,600
Chemicals - 1.95%
11,210	Mosaic Co.	400,533

Containers & Packaging - 1.79%
2,257	Packaging Corp.	367,688

Diversified Telecommunication Services - 1.37%
7,471	Verizon Communications, Inc.	281,657

Electric Utilities - 6.17%
3,527	Duke Energy Corp.	342,260
4,770	Edison International	341,007
7,517	Exelon Corp.	269,860
8,503	FirstEnergy Corp.	311,720
		1,264,847
Financial Services - 3.71%
5,846	Fidelity National Information Services, Inc.	351,169
7,984	Jackson Financial, Inc. Class A	408,781
		759,950
Food Products - 1.76%
6,300	Cal-Maine Foods, Inc.	361,557

Health Care Providers & Services - 1.54%
4,000	CVS Health Corp.	315,840

Household Durables - 2.64%
9,800	M.D.C. Holdings, Inc.	541,450

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

Household Products - 3.28%
2,730	Clorox Co.	$ 389,271
2,334	Kimberly-Clark Corp.	283,604
		672,875
Insurance - 3.40%
5,425	Metlife, Inc.	358,755
4,286	Principal Financial Group, Inc.	337,180
		695,935
IT Services - 1.91%
2,390	International Business Machines Corp.	390,884

Life Sciences Tools & Services - 2.54%
982	Thermo Fisher Scientific, Inc.	521,236

Machinery - 1.90%
3,978	Stanley Black & Decker, Inc.	390,242

Media - 2.40%
90,000	Sirius XM Holdings, Inc.	492,300

Metals & Mining - 3.99%
145,000	B2Gold Corp. (Canada)	458,200
8,679	Newmont Corp.	359,224
		817,424
Multi-Utilities - 1.63%
5,465	Public Service Enterprise Group, Inc.	334,185

Oil, Gas & Consumable Fuels - 6.41%
2,886	Exxon Mobil Corp.	288,542
147,250	Nordic American Tankers Ltd. (Bermuda)	618,450
3,052	Phillips 66	406,343
		1,313,335
Personal Care Products - 1.32%
12,600	Kenvue, Inc.	271,278

Semiconductors & Semiconductor Equipment - 5.91%
765	Broadcom, Inc.	853,931
58,968	Himax Technologies, Inc. ADR	357,936
		1,211,867
Technology Hardware, Storage & Peripherals - 2.50%
6,000	Seagate Technology Holdings PLC (Singapore)	512,220

TOTAL COMMON STOCK (Cost $14,662,133) - 77.10%		15,809,456

EXCHANGE TRADED FUNDS - 4.23%
5,100	iShares 20+ Year Treasury Bond ETF	504,288
4,695	iShares iBoxx $ High Yield Corp Bd ETF	363,346
TOTAL EXCHANGE TRADED FUNDS (Cost $842,988) - 4.23%		867,634

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 14.96%

Health Care REITs - 1.12%
4,600	Ventas, Inc.	$ 229,264

Hotels & Resorts REITs - 2.02%
21,320	Host Hotels & Resorts, Inc.	415,100

Mortgage REITs - 3.43%
16,723	Annaly Capital Management, Inc.	323,925
24,970	Arbor Realty Trust, Inc.	379,045
		702,970
Residential REITs - 3.27%
1,874	AvalonBay Communities, Inc.	350,850
5,229	Equity Residential	319,806
		670,656
Specialized REITs - 5.12%
400	Equinix, Inc.	322,156
15,651	Safehold, Inc.	366,233
11,320	VICI Properties, Inc.	360,882
		1,049,271

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,876,508) - 14.96%		3,067,261

MONEY MARKET FUND - 2.79%
571,380	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.40% *	571,380
TOTAL MONEY MARKET FUND (Cost $571,380) - 2.79%		571,380

INVESTMENTS IN SECURITIES, AT VALUE (Cost $18,953,009) ** - 99.08%		20,315,731

OTHER ASSETS LESS LIABILITIES - 0.92%		188,535

NET ASSETS - 100.00%		$20,504,266

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $18,953,009 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $ 1,804,562

Gross Unrealized Depreciation                        (441,840)

       Net Unrealized Appreciation               $  1,362,722

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Real Estate Investment Trusts	15.10%
Capital Markets	8.83%
Oil, Gas & Consumable Fuels	6.46%
Electric Utilities	6.23%
Semiconductors & Semiconductor Equipment	5.97%
Banks	5.42%
Exchange Traded Funds	4.27%
Metals & Mining	4.02%
Financial Services	3.74%
IT Services	3.43%
Biotechnology	3.34%
Household Products	3.31%
Money Market Fund	2.81%
Household Durables	2.67%
Life Sciences Tools & Services	2.57%
Technology Hardware, Storage & Peripherals	2.52%
Media	2.42%
Chemicals	1.97%
Insurance	1.92%
Machinery	1.92%
Containers & Packaging	1.81%
Food Products	1.78%
Multi-Utilities	1.64%
Aerospace & Defense	1.56%
Health Care Providers & Services	1.56%
Diversified Telecommunication Services	1.39%
Personal Care Products	1.34%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2023 and are subject to change.

Semi-Annual Report | 13

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023 (UNAUDITED)

| | Defensive Growth Fund | Large Cap Share Buyback Fund | Monthly Risk-On Risk-Off Fund | Income Fund |
|---|---|---|---|---|
| Assets: | | | | |
| Investments in Securities, at Value (Cost $957,929; $1,876,918; $3,913,968; and $18,953,009, respectively) | $ 1,031,515 | $ 2,336,074 | $ 4,717,578 | $ 20,315,731 |
| Cash | - | 2,500 | - | |
| Receivables: | | | | |
| Shareholder Subscriptions | - | - | - | 65,300 |
| Investments Sold | 43,250 | - | 177,948 | 952,663 |
| Due from Manager | 18,859 | 3,402 | 1,757 | - |
| Dividends & Interest | 2,629 | 2,353 | 2,602 | 92,697 |
| Prepaid Expenses | 10,162 | 10,976 | 11,213 | 17,349 |
| Total Assets | 1,106,415 | 2,355,305 | 4,911,098 | 21,443,740 |
| Liabilities: | | | | |
| Payables: | | | | |
| Investments Purchased | - | - | 6,330 | 642,359 |
| Management Fees | - | - | - | 6,534 |
| Shareholder Redemptions | 11,060 | - | - | 67,687 |
| Chief Compliance Officer Fees | 419 | 418 | 418 | 418 |
| Due to Custodian | 1,636 | 4,088 | 34,285 | 193,817 |
| Transfer Agent & Administration Fees | 1,602 | 2,138 | 3,182 | 3,061 |
| Distribution (12b-1) Fees | 590 | 374 | 4,888 | 4,507 |
| Trustee Fees | 633 | 1,697 | 2,809 | 10,763 |
| Servicing Fees | 1,025 | 599 | 544 | 1,533 |
| Audit Fees | 7,812 | 7,101 | 8,569 | 6,008 |
| Other Expenses | 4,227 | 2,849 | 4,969 | 2,787 |
| Total Liabilities | 29,004 | 19,264 | 65,994 | 939,474 |
| Net Assets | $ 1,077,411 | $ 2,336,041 | $ 4,845,104 | $ 20,504,266 |
| | | | | |
| Net Assets Consist of: | | | | |
| Paid In Capital | $ 11,238,870 | $ 2,189,639 | $ 17,031,053 | $ 31,998,044 |
| Accumulated Earnings (Deficit) | (10,161,459) | 146,402 | (12,185,949) | (11,493,778) |
| Net Assets | $ 1,077,411 | $ 2,336,041 | $ 4,845,104 | $ 20,504,266 |
| | | | | |
| **Class A Shares** | | | | |
| Net Assets | $ 456,954 | $ 1,069,286 | $ 1,704,318 | $ 6,042,136 |
| Shares of beneficial interest outstanding (unlimited shares authorized at no par value) | 58,220 | 91,074 | 125,862 | 1,350,880 |
| Net asset value per share | $ 7.85 | $ 11.74 | $ 13.54 | $ 4.47 |
| Short-term redemption price per share (a) | $ 7.77 | $ 11.62 | $ 13.41 | $ 4.43 |
| Minimum redemption price per share (d) | $ 7.77 | $ 11.62 | $ 13.41 | $ 4.43 |
| Maximum offering price per share (b) | $ 8.26 | $ 12.36 | $ 14.25 | $ 4.66 |
| | | | | |
| **Class I Shares** | | | | |
| Net Assets | $ 239,652 | $ 1,061,722 | $ 1,272,550 | $ 12,539,979 |
| Shares of beneficial interest outstanding (unlimited shares authorized at no par value) | 28,062 | 87,156 | 82,917 | 2,619,545 |
| Net asset value and offering price per share | $ 8.54 | $ 12.18 | $ 15.35 | $ 4.79 |
| Short-term redemption price per share (a) | $ 8.45 | $ 12.06 | $ 15.19 | $ 4.74 |
| | | | | |
| **Class U Shares** | | | | |
| Net Assets | $ 380,805 | $ 205,033 | $ 1,868,236 | $ 1,922,151 |
| Shares of beneficial interest outstanding (unlimited shares authorized at no par value) | 52,012 | 18,504 | 147,438 | 415,243 |
| Net asset value per share | $ 7.32 | $ 11.08 | $ 12.67 | $ 4.63 |
| Short-term redemption price per share (a) | $ 7.25 | $ 10.97 | $ 12.54 | $ 4.58 |
| Minimum redemption price per share (d) | $ 7.25 | $ 10.97 | $ 12.54 | $ 4.58 |
| Maximum offering price per share (c) | $ 7.51 | $ 11.36 | $ 13.00 | $ 4.72 |

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2023 (UNAUDITED)

 The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

| | (Unaudited) Six Months Ended 12/31/2023 | Year Ended 6/30/2023 |
|---|---|---|
| Increase (Decrease) in Net Assets Resulting From Operations: | | |
| Net Investment Loss | $ (4,557) | $ (5,385) |
| Net Realized Loss on Investments in Securities | (23,670) | (240,379) |
| Net Change in Unrealized Appreciation on Investments in Securities | 178,396 | 795,296 |
| Net Increase in Net Assets Resulting from Operations | 150,169 | 549,532 |
| Distributions to Shareholders: | | |
| Distributions: | | |
| Class A | - | (10,286) |
| Class I | - | (16,638) |
| Class U | - | (1,856) |
| Total Distributions Paid to Shareholders | - | (28,780) |
| Capital Share Transactions: | | |
| Proceeds from Sale of Shares: | | |
| Class A | - | 11,491 |
| Class I | 3,397 | 80,668 |
| Class U | - | 678 |
| Reinvestment of Distributions: | | |
| Class A | - | 9,466 |
| Class I | - | 15,300 |
| Class U | - | 1,215 |
| Cost of Shares Redeemed: | | |
| Class A | (393,451) | (378,004) |
| Class I | (146,359) | (1,324,354) |
| Class U | (47,661) | (23,333) |
| Redemption Fees | - | 1 |
| Net Decrease in Net Assets from Capital Share Transactions | (584,074) | (1,606,872) |
| Net Decrease in Net Assets | (433,905) | (1,086,120) |
| Net Assets: | | |
| Beginning of Year/Period | 2,769,946 | 3,856,066 |
| End of Year/Period | $ 2,336,041 | $ 2,769,946 |
| Share Activity | | |
| **Class A:** | | |
| Shares Sold | - | 1,099 |
| Shares Reinvested | - | 913 |
| Shares Redeemed | (34,467) | (36,368) |
| Net Decrease in Shares of Beneficial Interest Outstanding | (34,467) | (34,356) |
| **Class I:** | | |
| Shares Sold | 255 | 7,228 |
| Shares Reinvested | - | 1,427 |
| Shares Redeemed | (12,556) | (123,082) |
| Net Increase (Decrease) in Shares of Beneficial Interest Outstanding | (12,301) | (114,427) |
| **Class U:** | | |
| Shares Sold | - | 56 |
| Shares Reinvested | - | 123 |
| Shares Redeemed | (4,548) | (2,329) |
| Net Decrease in Shares of Beneficial Interest Outstanding | (4,548) | (2,150) |

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

DSS AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

| | (Unaudited) Six Months Ended 12/31/2023 | Year Ended 6/30/2023 |
|---|---|---|
| Increase (Decrease) in Net Assets Resulting From Operations: | | |
| Net Investment Income | $ 340,339 | $ 525,986 |
| Net Realized Loss on Investments in Securities and Securities Sold Short | (1,053,605) | (1,257,909) |
| Net Change in Unrealized Appreciation on Investments in Securities | 1,525,090 | 762,802 |
| Net Increase in Net Assets Resulting from Operations | 811,824 | 30,879 |
| Distributions to Shareholders: | | |
| Distributions | | |
| Class A | (318,707) | (144,695) |
| Class I | (618,910) | (299,269) |
| Class U | (98,716) | (56,971) |
| Return of Capital | | |
| Class A | - | (491,943) |
| Class I | - | (659,252) |
| Class U | - | (204,751) |
| Total Distributions Paid to Shareholders | (1,036,333) | (1,856,881) |
| Capital Share Transactions: | | |
| Proceeds from Sale of Shares: | | |
| Class A | 355,762 | 4,111,079 |
| Class I | 3,321,435 | 9,009,330 |
| Class U | 84,468 | 1,264,030 |
| Reinvestment of Distributions: | | |
| Class A | 269,829 | 512,250 |
| Class I | 604,822 | 927,485 |
| Class U | 79,930 | 239,928 |
| Cost of Shares Redeemed: | | |
| Class A | (1,455,688) | (1,737,973) |
| Class I | (4,291,384) | (2,330,313) |
| Class U | (1,279,817) | (783,523) |
| Redemption Fees | 1,200 | 739 |
| Net Increase (Decrease) in Net Assets from Capital Share Transactions | (2,309,443) | 11,213,032 |
| Net Increase (Decrease) in Net Assets | (2,533,952) | 9,387,030 |
| Net Assets: | | |
| Beginning of Year/Period | 23,038,218 | 13,651,188 |
| End of Year/Period | $ 20,504,266 | $ 23,038,218 |
| Share Activity | | |
| **Class A:** | | |
| Shares Sold | 79,973 | 851,422 |
| Shares Reinvested | 62,443 | 109,241 |
| Shares Redeemed | (335,879) | (369,281) |
| Net Increase (Decrease) in Shares of Beneficial Interest Outstanding | (193,463) | 591,382 |
| **Class I:** | | |
| Shares Sold | 706,261 | 1,776,895 |
| Shares Reinvested | 131,065 | 186,846 |
| Shares Redeemed | (920,244) | (469,001) |
| Net Increase (Decrease) in Shares of Beneficial Interest Outstanding | (82,918) | 1,494,740 |
| **Class U:** | | |
| Shares Sold | 18,954 | 252,383 |
| Shares Reinvested | 17,815 | 49,666 |
| Shares Redeemed | (280,852) | (163,700) |
| Net Increase (Decrease) in Shares of Beneficial Interest Outstanding | (244,083) | 138,349 |

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | | Years Ended 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
|---|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 7.77 | | $ 8.14 | $ 10.21 | $ 8.03 | $ 9.68 | $ 9.59 |
| From Investment Operations: | | | | | | | |
| Net Investment Loss * | (0.00) | | (0.07) | (0.15) | (0.15) | (0.11) | (0.17) |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.08 | | (0.30) | (1.92) | 2.33 | (1.54) | 0.26 |
| Total from Investment Operations | 0.08 | | (0.37) | (2.07) | 2.18 | (1.65) | 0.09 |
| Paid in Capital From Redemption Fees (c) * | - | | - | - | - | - | - |
| Net Asset Value, at End of Year/Period | $ 7.85 | | $ 7.77 | $ 8.14 | $ 10.21 | $ 8.03 | $ 9.68 |
| Total Return (a) | 1.03% | (g) | (4.55)% | (20.27)% | 27.15% | (17.05)% | 0.94% |
| Ratios/Supplemental Data: | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 457 | | $ 462 | $ 632 | $ 1,849 | $ 1,862 | $ 3,279 |
| Before Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 11.16% | (f) | 7.60% | 6.58% | 4.44% | 3.82% | 3.79% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d)(e) | (8.56)% | (f) | (5.78)% | (4.94)% | (3.18)% | (2.16)% | (2.23)% |
| After Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 2.64% | (f) | 2.72% | 3.47% | 2.86% | 2.82% | 3.31% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d)(e) | (0.04)% | (f) | (0.90)% | (1.83)% | (1.60)% | (1.16)% | (1.75)% |
| Portfolio Turnover | 57.87% | (g) | 500.70% | 1,213.41% | 775.61% | 920.18% | 496.34% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | Years Ended 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 8.43 | $ 8.79 | $ 10.97 | $ 8.58 | $ 10.30 | $ 10.15 |
| From Investment Operations: | | | | | | |
| Net Investment Gain (Loss) * | 0.02 | (0.04) | (0.11) | (0.10) | (0.07) | (0.13) |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.09 | (0.32) | (2.07) | 2.49 | (1.65) | 0.28 |
| Total from Investment Operations | 0.11 | (0.36) | (2.18) | 2.39 | (1.72) | 0.15 |
| Paid in Capital From Redemption Fees (c) * | - | - | - | - | - | - |
| Net Asset Value, at End of Year/Period | $ 8.54 | $ 8.43 | $ 8.79 | $ 10.97 | $ 8.58 | $ 10.30 |
| Total Return (a) | 1.30% (g) | (4.10)% | (19.87)% | 27.86% | (16.70)% | 1.48% |
| Ratios/Supplemental Data: | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 240 | $ 263 | $ 763 | $ 422 | $ 857 | $ 2,369 |
| Before Waiver/Reimbursement: | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 10.90% (f) | 7.14% | 6.58% | 4.28% | 3.55% | 3.61% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d)(e) | (8.30)% (f) | (5.42)% | (4.96)% | (3.01)% | (1.94)% | (2.04)% |
| After Waiver/Reimbursement: | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 2.13% (f) | 2.21% | 2.81% | 2.32% | 2.27% | 2.80% |
| Ratio of Net Investment Gain (Loss) to Average Net Assets (b)(d)(e) | 0.47% (f) | (0.49)% | (1.19)% | (1.04)% | (0.66)% | (1.23)% |
| Portfolio Turnover | 57.87% (g) | 500.70% | 1,213.41% | 775.61% | 920.18% | 496.34% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | Years Ended 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 7.26 | $ 7.65 | $ 9.64 | $ 7.62 | $ 9.23 | $ 9.19 |
| From Investment Operations: | | | | | | |
| Net Investment Loss * | (0.02) | (0.11) | (0.18) | (0.18) | (0.14) | (0.21) |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.08 | (0.28) | (1.81) | 2.20 | (1.47) | 0.25 |
| Total from Investment Operations | 0.06 | (0.39) | (1.99) | 2.02 | (1.61) | 0.04 |
| Paid in Capital From Redemption Fees (c) * | - | - | - | - | - | - |
| Net Asset Value, at End of Year/Period | $ 7.32 | $ 7.26 | $ 7.65 | $ 9.64 | $ 7.62 | $ 9.23 |
| Total Return (a) | 0.83% (g) | (5.10)% | (20.64)% | 26.51% | (17.44)% | 0.44% |
| Ratios/Supplemental Data: | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 381 | $ 398 | $ 577 | $ 801 | $ 1,042 | $ 1,778 |
| Before Waiver/Reimbursement: | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 11.90% (f) | 8.16% | 6.89% | 4.59% | 4.54% | 4.41% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d)(e) | (9.31)% (f) | (6.35)% | (5.25)% | (3.33)% | (2.87)% | (2.84)% |
| After Waiver/Reimbursement: | | | | | | |
| Ratio of Expenses to Average Net Assets (b)(d) | 3.14% (f) | 3.22% | 3.93% | 3.33% | 3.33% | 3.81% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d)(e) | (0.54)% (f) | (1.41)% | (2.29)% | (2.07)% | (1.66)% | (2.23)% |
| Portfolio Turnover | 57.87% (g) | 500.70% | 1,213.41% | 775.61% | 920.18% | 496.34% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended | | Years Ended | | | | |
|---|---|---|---|---|---|---|---|
| | 12/31/2023 | | 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
| Net Asset Value, at Beginning of Year/Period | $ 11.06 | | $ 9.52 | $ 13.96 | $ 10.57 | $ 11.49 | $ 11.44 |
| From Investment Operations: | | | | | | | |
| Net Investment Loss * | (0.02) | | (0.02) | (0.15) | (0.07) | (0.05) | (0.04) |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.70 | | 1.64 | (0.73) | 3.46 | (0.88) | 0.65 |
| Total from Investment Operations | 0.68 | | 1.62 | (0.88) | 3.39 | (0.93) | 0.61 |
| Distributions from: | | | | | | | |
| Net Realized Gain | - | | (0.08) | (3.56) | - | - | (0.56) |
| Total Distributions | - | | (0.08) | (3.56) | - | - | (0.56) |
| Paid in Capital From Redemption Fees * | - | | - | - (c) | - (c) | 0.01 | - (c) |
| Net Asset Value, at End of Year/Period | $ 11.74 | | $ 11.06 | $ 9.52 | $ 13.96 | $ 10.57 | $ 11.49 |
| Total Return (a) | 6.15% | (f) | 17.04% | (11.37)% | 32.07% | (8.01)% | 5.72% |
| Ratios/Supplemental Data: | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1,069 | | $ 1,389 | $ 1,522 | $ 4,136 | $ 3,974 | $ 4,358 |
| Before Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 5.76% | (e) | 4.30% | 3.85% | 3.26% | 3.41% | 3.18% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (4.06)% | (e) | (2.52)% | (2.57)% | (1.72)% | (1.70)% | (1.53)% |
| After Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.10% | (e) | 2.00% | 2.44% | 2.14% | 2.11% | 1.96% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (0.40)% | (e) | (0.22)% | (1.16)% | (0.61)% | (0.41)% | (0.31)% |
| Portfolio Turnover | 15.36% | (f) | 226.73% | 433.66% | 547.28% | 248.03% | 164.13% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended | | Years Ended | | | | |
|---|---|---|---|---|---|---|---|
| | 12/31/2023 | | 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
| Net Asset Value, at Beginning of Year/Period | $ 11.46 | | $ 9.84 | $ 14.29 | $ 10.79 | $ 11.68 | $ 11.59 |
| From Investment Operations: | | | | | | | |
| Net Investment Gain (Loss) * | 0.01 | | 0.00 (c) | (0.08) | (0.04) | (0.01) | 0.00 (c) |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.71 | | 1.70 | (0.81) | 3.54 | (0.89) | 0.65 |
| Total from Investment Operations | 0.72 | | 1.70 | (0.89) | 3.50 | (0.90) | 0.65 |
| Distributions from: | | | | | | | |
| Net Realized Gain | - | | (0.08) | (3.56) | - | - | (0.56) |
| Total Distributions | - | | (0.08) | (3.56) | - | - | (0.56) |
| Paid in Capital From Redemption Fees * | - | | - | - (c) | - (c) | 0.01 | - (c) |
| Net Asset Value, at End of Year/Period | $ 12.18 | | $ 11.46 | $ 9.84 | $ 14.29 | $ 10.79 | $ 11.68 |
| Total Return (a) | 6.28% | (f) | 17.30% | (11.16)% | 32.44% | (7.62)% | 5.99% |
| Ratios/Supplemental Data: | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1,062 | | $ 1,140 | $ 2,105 | $ 1,340 | $ 1,514 | $ 2,274 |
| Before Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 5.47% | (e) | 4.01% | 3.83% | 3.18% | 3.18% | 2.91% |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (3.77)% | (e) | (2.24)% | (2.43)% | (1.62)% | (1.43)% | (1.29)% |
| After Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 1.84% | (e) | 1.76% | 2.05% | 1.88% | 1.88% | 1.66% |
| Ratio of Net Investment Gain (Loss) to Average Net Assets (b)(d) | 0.13% | (e) | 0.00% | (0.64)% | (0.32)% | (0.13)% | (0.04)% |
| Portfolio Turnover | 15.36% | (f) | 226.73% | 433.66% | 547.28% | 248.03% | 164.13% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended | | Years Ended | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| | 12/31/2023 | | 6/30/2023 | 6/30/2022 | | 6/30/2021 | | 6/30/2020 | 6/30/2019 | |
| Net Asset Value, at Beginning of Year/Period | $ 10.48 | | $ 9.10 | $ 13.57 | | $ 10.35 | | $ 11.34 | $ 11.36 | |
| From Investment Operations: | | | | | | | | | | |
| Net Investment Loss * | (0.06) | | (0.09) | (0.22) | | (0.16) | | (0.13) | (0.11) | |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.66 | | 1.55 | (0.69) | | 3.38 | | (0.87) | 0.65 | |
| Total from Investment Operations | 0.60 | | 1.46 | (0.91) | | 3.22 | | (1.00) | 0.54 | |
| Distributions from: | | | | | | | | | | |
| Net Realized Gain | - | | (0.08) | (3.56) | | - | | - | (0.56) | |
| Total Distributions | - | | (0.08) | (3.56) | | - | | - | (0.56) | |
| Paid in Capital From Redemption Fees * | - | | - | - | (c) | - | (c) | 0.01 | - | (c) |
| Net Asset Value, at End of Year/Period | $ 11.08 | | $ 10.48 | $ 9.10 | | $ 13.57 | | $ 10.35 | $ 11.34 | |
| Total Return (a) | 5.73% | (f) | 16.07% | (12.00)% | | 31.11% | | (8.73)% | 5.12% | |
| Ratios/Supplemental Data: | | | | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 205 | | $ 242 | $ 229 | | $ 502 | | $ 574 | $ 1,053 | |
| Before Waiver/Reimbursement: | | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 6.46% | (e) | 5.01% | 4.02% | | 3.46% | | 4.15% | 3.92% | |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (4.78)% | (e) | (3.22)% | (2.67)% | | (1.90)% | | (2.47)% | (2.24)% | |
| After Waiver/Reimbursement: | | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.83% | (e) | 2.75% | 3.16% | | 2.88% | | 2.83% | 2.68% | |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (1.15)% | (e) | (0.96)% | (1.82)% | | (1.32)% | | (1.15)% | (1.00)% | |
| Portfolio Turnover | 15.36% | (f) | 226.73% | 433.66% | | 547.28% | | 248.03% | 164.13% | |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | | Years Ended 6/30/2023 | 6/30/2022 | | 6/30/2021 | 6/30/2020 | 6/30/2019 | |
|---|---|---|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 12.38 | | $ 11.60 | $ 13.86 | | $ 12.24 | $ 13.05 | $ 13.50 | |
| From Investment Operations: | | | | | | | | | |
| Net Investment Loss * | (0.07) | | (0.12) | (0.24) | | (0.20) | (0.16) | (0.10) | |
| Net Realized and Unrealized Gain (Loss) on Investments | 1.23 | | 0.90 | (2.02) | | 1.82 | (0.65) | (0.35) | |
| Total from Investment Operations | 1.16 | | 0.78 | (2.26) | | 1.62 | (0.81) | (0.45) | |
| Paid in Capital From Redemption Fees * | - | | - | - | (c) | - | - | - | (c) |
| Net Asset Value, at End of Year/Period | $ 13.54 | | $ 12.38 | $ 11.60 | | $ 13.86 | $ 12.24 | $ 13.05 | |
| Total Return (a) | 9.37% | (f) | 6.72% | (16.31)% | | 13.24% | (6.21)% | (3.33)% | |
| Ratios/Supplemental Data: | | | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1,704 | | $ 1,874 | $ 2,173 | | $ 3,907 | $ 4,687 | $ 5,699 | |
| Before Waiver/Reimbursement or Recoupment: | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 4.02% | (e) | 3.32% | 3.37% | | 2.53% | 2.80% | 2.46% | |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (2.43)% | (e) | (1.66)% | (1.97)% | | (1.26)% | (1.25)% | (0.66)% | |
| After Waiver/Reimbursement or Recoupment: | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.80% | (e) | 2.69% | 3.27% | | 2.84% | 2.79% | 2.60% | |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (1.21)% | (e) | (1.03)% | (1.87)% | | (1.57)% | (1.23)% | (0.81)% | |
| Portfolio Turnover | 122.96% | (f) | 326.36% | 690.99% | | 770.03% | 917.79% | 546.50% | |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | | Years Ended 6/30/2023 | 6/30/2022 | | 6/30/2021 | 6/30/2020 | 6/30/2019 | |
|---|---|---|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 13.94 | | $ 12.90 | $ 15.22 | | $ 13.27 | $ 13.97 | $ 14.30 | |
| From Investment Operations: | | | | | | | | | |
| Net Investment Income (Loss) * | 0.01 | | 0.03 | (0.09) | | (0.04) | (0.01) | 0.02 | |
| Net Realized and Unrealized Gain (Loss) on Investments | 1.40 | | 1.01 | (2.23) | | 1.99 | (0.70) | (0.35) | |
| Total from Investment Operations | 1.41 | | 1.04 | (2.32) | | 1.95 | (0.71) | (0.33) | |
| Paid in Capital From Redemption Fees * | - | (c) | - | - | (c) | - | 0.01 | - | (c) |
| Net Asset Value, at End of Year/Period | $ 15.35 | | $ 13.94 | $ 12.90 | | $ 15.22 | $ 13.27 | $ 13.97 | |
| Total Return (a) | 10.11% | (f) | 8.06% | (15.24)% | | 14.69% | (5.01)% | (2.31)% | |
| Ratios/Supplemental Data: | | | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1,273 | | $ 1,432 | $ 2,178 | | $ 2,625 | $ 4,906 | $ 1,259 | |
| Before Waiver/Reimbursement: | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 3.82% | (e) | 3.16% | 3.25% | | 2.40% | 2.15% | 2.49% | |
| Ratio of Net Investment Loss to Average Net Assets (b)(d) | (2.21)% | (e) | (1.51)% | (1.90)% | | (1.16)% | (0.60)% | (0.69)% | |
| After Waiver/Reimbursement: | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 1.54% | (e) | 1.44% | 1.97% | | 1.56% | 1.59% | 1.67% | |
| Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d) | 0.07% | (e) | 0.21% | (0.62)% | | (0.32)% | (0.04)% | 0.13% | |
| Portfolio Turnover | 122.96% | (f) | 326.36% | 690.99% | | 770.03% | 917.79% | 546.50% | |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

DSS AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended 12/31/2023 | | Years Ended 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
|---|---|---|---|---|---|---|---|
| Net Asset Value, at Beginning of Year/Period | $ 4.52 | | $ 4.95 | $ 5.89 | $ 4.84 | $ 6.13 | $ 7.00 |
| From Investment Operations: | | | | | | | |
| Net Investment Income * | 0.06 | | 0.11 | 0.03 | 0.08 | 0.09 | 0.22 |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.11 | | (0.10) | (0.53) | 1.41 | (0.94) | (0.65) |
| Total from Investment Operations | 0.17 | | 0.01 | (0.50) | 1.49 | (0.85) | (0.43) |
| Distributions from: | | | | | | | |
| Net Investment Income | (0.22) | | (0.11) | (0.04) | (0.07) | (0.08) | (0.21) |
| Return of Capital | - | | (0.33) | (0.40) | (0.37) | (0.36) | (0.23) |
| Total Distributions | (0.22) | | (0.44) | (0.44) | (0.44) | (0.44) | (0.44) |
| Paid in Capital From Redemption Fees (c) * | - | | - | - | - | - | - |
| Net Asset Value, at End of Year/Period | $ 4.47 | | $ 4.52 | $ 4.95 | $ 5.89 | $ 4.84 | $ 6.13 |
| Total Return (a) | 4.08% | (f) | 0.30% | (8.97)% | 32.34% | (14.55)% | (6.25)% |
| Ratios/Supplemental Data: | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 6,042 | | $ 6,974 | $ 4,715 | $ 4,462 | $ 3,837 | $ 5,583 |
| Before Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.67% | (e) | 2.52% | 3.35% | 3.16% | 3.08% | 2.62% |
| Ratio of Net Investment Income Average Net Assets (b)(d) | 2.61% | (e) | 2.18% | 0.04% | 1.02% | 0.99% | 3.16% |
| After Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.53% | (e) | 2.45% | 2.79% | 2.60% | 2.54% | 2.36% |
| Ratio of Net Investment Income to Average Net Assets (b)(d) | 2.75% | (e) | 2.25% | 0.60% | 1.57% | 1.53% | 3.42% |
| Portfolio Turnover | 62.26% | (f) | 446.89% | 571.51% | 677.36% | 717.54% | 530.98% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

DSS AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended | | Years Ended | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| | 12/31/2023 | | 6/30/2023 | | 6/30/2022 | | 6/30/2021 | | 6/30/2020 | | 6/30/2019 |
| Net Asset Value, at Beginning of Year/Period | $ 4.81 | | $ 5.22 | | $ 6.18 | | $ 5.04 | | $ 6.33 | | $ 7.18 |
| From Investment Operations: | | | | | | | | | | | |
| Net Investment Income * | 0.08 | | 0.16 | | 0.10 | | 0.13 | | 0.14 | | 0.29 |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.13 | | (0.11) | | (0.60) | | 1.47 | | (0.97) | | (0.68) |
| Total from Investment Operations | 0.21 | | 0.05 | | (0.50) | | 1.60 | | (0.83) | | (0.39) |
| Distributions from: | | | | | | | | | | | |
| Net Investment Income | (0.23) | | (0.15) | | (0.05) | | (0.12) | | (0.13) | | (0.23) |
| Return of Capital | - | | (0.31) | | (0.41) | | (0.34) | | (0.33) | | (0.23) |
| Total Distributions | (0.23) | | (0.46) | | (0.46) | | (0.46) | | (0.46) | | (0.46) |
| Paid in Capital From Redemption Fees * | 0.04 | | - | (c) | - | (c) | - | (c) | - | (c) | - (c) |
| Net Asset Value, at End of Year/Period | $ 4.79 | | $ 4.81 | | $ 5.22 | | $ 6.18 | | $ 5.04 | | $ 6.33 |
| Total Return (a) | 4.66% | (f) | 1.03% | | (8.61)% | | 33.30% | | (13.81)% | | (5.55)% |
| Ratios/Supplemental Data: | | | | | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 12,540 | | $ 12,995 | | $ 6,300 | | $ 2,075 | | $ 1,913 | | $ 3,195 |
| Before Waiver/Reimbursement: | | | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 2.52% | (e) | 2.32% | | 3.12% | | 3.04% | | 2.83% | | 2.40% |
| Ratio of Net Investment Income to Average Net Assets (b)(d) | 2.80% | (e) | 2.47% | | 0.48% | | 1.15% | | 1.33% | | 3.47% |
| After Waiver/Reimbursement: | | | | | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 1.73% | (e) | 1.66% | | 1.91% | | 1.80% | | 1.74% | | 1.56% |
| Ratio of Net Investment Income to Average Net Assets (b)(d) | 3.58% | (e) | 3.13% | | 1.69% | | 2.39% | | 2.42% | | 4.31% |
| Portfolio Turnover | 62.26% | (f) | 446.89% | | 571.51% | | 677.36% | | 717.54% | | 530.98% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

DSS AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period presented.

| | (Unaudited) Six Months Ended | | Years Ended | | | | |
|---|---|---|---|---|---|---|---|
| | 12/31/2023 | | 6/30/2023 | 6/30/2022 | 6/30/2021 | 6/30/2020 | 6/30/2019 |
| Net Asset Value, at Beginning of Year/Period | $ 4.65 | | $ 5.06 | $ 5.99 | $ 4.90 | $ 6.18 | $ 7.03 |
| From Investment Operations: | | | | | | | |
| Net Investment Income * | 0.05 | | 0.08 | 0.01 | 0.06 | 0.06 | 0.19 |
| Net Realized and Unrealized Gain (Loss) on Investments | 0.13 | | (0.10) | (0.55) | 1.42 | (0.95) | (0.65) |
| Total from Investment Operations | 0.18 | | (0.02) | (0.54) | 1.48 | (0.89) | (0.46) |
| Distributions from: | | | | | | | |
| Net Investment Income | (0.20) | | (0.09) | (0.04) | (0.05) | (0.05) | (0.16) |
| Return of Capital | - | | (0.30) | (0.35) | (0.34) | (0.34) | (0.23) |
| Total Distributions | (0.20) | | (0.39) | (0.39) | (0.39) | (0.39) | (0.39) |
| Paid in Capital From Redemption Fees (c) * | - | | - | - | - | - | - |
| Net Asset Value, at End of Year/Period | $ 4.63 | | $ 4.65 | $ 5.06 | $ 5.99 | $ 4.90 | $ 6.18 |
| Total Return (a) | 4.03% | (f) | (0.36)% | (9.46)% | 31.53% | (15.02)% | (6.65)% |
| Ratios/Supplemental Data: | | | | | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1,922 | | $ 3,068 | $ 2,636 | $ 1,860 | $ 1,720 | $ 2,703 |
| Before Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 3.05% | (e) | 2.99% | 3.83% | 3.52% | 3.80% | 3.31% |
| Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d) | 2.16% | (e) | 1.69% | (0.37)% | 0.68% | 0.34% | 2.44% |
| After Waiver/Reimbursement: | | | | | | | |
| Ratio of Expenses to Average Net Assets (b) | 3.02% | (e) | 2.95% | 3.26% | 3.07% | 3.03% | 2.86% |
| Ratio of Net Investment Income to Average Net Assets (b)(d) | 2.19% | (e) | 1.72% | 0.19% | 1.13% | 1.11% | 2.89% |
| Portfolio Turnover | 62.26% | (f) | 446.89% | 571.51% | 677.36% | 717.54% | 530.98% |

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 (UNAUDITED)

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Quantitative Funds (the “Trust”), previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former investment advisor to the Funds. DSS Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such

Semi-Annual Report | 32

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Semi-Annual Report | 33

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$954,333	$954,333	$—	$—
Real Estate Investment Trust	44,308	44,308
Money Market Fund	32,874	32,874	—	—
Total	$1,031,515	$1,031,515	$—	$—

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,158,958	$2,158,958	$—	$—
Money Market Fund	177,116	177,116	—	—
Total	$2,336,074	$2,336,074	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$4,435,817	$4,435,817	$—	$—
Money Market Fund	281,761	281,761	—	—
Total	$4,717,578	$4,717,578	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2		Level 3
Common Stock (2)	$15,809,456	$15,809,456	$—		$—
Exchange Traded Funds	867,634	867,634		—
Real Estate Investment Trusts	3,067,261	3,067,261	—		—
Money Market Fund	571,380	571,380	—		—
Total	$20,315,731	$20,315,731	$—		$—

(1)	As of and during the six months ended December 31, 2023, none of the Funds held securities that were considered to be “Level 3” securities.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained

Semi-Annual Report | 35

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives, with premiums on callable bonds are amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and

Semi-Annual Report | 36

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Credit Risk - The deposits held in each Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

l)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of December 31, 2023.

Semi-Annual Report | 37

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

m)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$567,516	$636,148
Large Cap Share Buyback Fund	378,297	1,108,334
Risk-On Risk-Off Fund	5,490,597	6,540,399
Income Fund	12,263,460	14,309,406

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

DSS Wealth Management, Inc. (“DSS” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. Under the terms of the Management Agreement, DSS is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Share Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the six months ended December 31, 2023, total management fees were as follows:

Defensive Growth Fund	$ 8,112
Large Cap Share Buyback Fund	$ 16,272
Risk-On Risk-Off Fund	$ 24,445
Income Fund	$133,646

Effective October 1, 2021, DSS and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads;

Semi-Annual Report | 38

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

(ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2024
Large Cap Share Buyback Fund	1.75%	1.50%	2.50%	October 31, 2024
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2024
Income Fund	2.20%	1.40%	2.70%	October 31, 2024

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

June 30, 2026
Defensive Growth Fund
Class A	$27,132
Class I	$27,579
Class U	$25,312

Large Cap Share Buyback Fund
Class A	$32,937
Class I	$46,550
Class U	$5,350

Risk-On Risk-Off Fund
Class A	$12,484
Class I	$33,277
Class U	$14,921

Income Fund
Class A	$4,438
Class I	$68,136
Class U	$975

Semi-Annual Report | 39

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

June 30, 2025
Defensive Growth Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287
Large Cap Share Buyback Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427
Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732
Class U	$2,403
Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended December 31, 2023, fees incurred under the Plan were as follows:

Defensive Growth Fund
Class A $ 563 Class U $1,909 Large Cap Share Buyback Fund
Class A $1,757 Class U $1,158 Risk-On Risk-Off Fund
Class A $1,685 Class U $7,045 Income Fund Class A $4,489 Class U $6,734

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $6,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. Effective October 1, 2023, Independent Trustee compensation is $3,000 per Trustee per Board meeting (regular quarterly or special), and $1,500 per Audit Committee member per Audit Committee meeting (regular quarterly or special).

As of December 31, 2023, the Manager owed the Defensive Growth Fund, Large Cap Share Buyback Fund and Risk-On Risk-Off Fund each $18,859, $3,402 and $1,757, respectively.

As of December 31, 2023, the Income Fund owed the Manager $6,534.

Roach Corp. earned $35,673 in fees for providing a Chief Compliance Officer to the Trust for the six months ended December 31, 2023.  Robert Roach is an affiliate of Roach Corp.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2023, redemption fees were assessed as follows:

Defensive Growth Fund	$ -
Large Cap Share Buyback Fund	$ -
Risk-On Risk-Off Fund	$ 3
Income Fund	$1,200

For the year ended June 30, 2023, redemption fees were assessed as follows:

Defensive Growth Fund	$ 57
Large Cap Share Buyback Fund	$ 1
Risk-On Risk-Off Fund	$ -
Income Fund	$739

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the six months ended December 31, 2023 and the year ended June 30, 2023 were as follows:

For the six months ended December 31, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Income Fund	$1,036,333	$-	$3	$1,036,333

For the year ended June 30, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Large Cap Share Buyback Fund	$8,387	$20,390	$3	$28,780
Income Fund	500,935	—	$1,355,946	1,856,881

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated (Deficits)

Defensive Growth Fund	$—	$—	$(3,249)	$(10,172,206)	$—	$32,958	$(10,142,497)
Large Cap Share Buyback Fund	—	—	(977)	(249,955)	—	251,576	644
Risk-On Risk-Off Fund	—	—	(28,068)	(13,088,596)	—	499,845	(12,616,819)
Income Fund	—	—	—	(11,017,998)	—	(250,697)	(11,268,695)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$3,249
Large Cap Share Buyback Fund	977
Risk-On Risk-Off Fund	28,068

Semi-Annual Report | 42

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

At June 30, 2023, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$9,638,776	$533,430	$10,172,206
Large Cap Share Buyback Fund	249,955	—	249,955
Risk-On Risk-Off Fund	10,770,043	2,318,553	13,088,596
Income Fund	10,869,434	148,564	11,017,998

Permanent book and tax differences, primarily attributable to net operating losses, and prior year true-ups resulted in reclassifications for the fiscal year ended June 30, 2023 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Defensive Growth Fund	$(28,653)	$28,653
Large Cap Share Buyback Fund	(4,411)	4,411
Risk-On Risk-Off Fund	(120,357)	120,357
Income Fund	(574)	574

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Semi-Annual Report | 43

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/30/2024	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/30/2024	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/30/2024	0.03270

Semi-Annual Report | 44

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2023 and held for the entire period through December 31, 2023.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Semi-Annual Report | 45

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

DSS AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,010.30	$13.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.90	$13.39

* Expenses are equal to the Fund's annualized expense ratio of 2.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,013.05	$10.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.47	$10.82

* Expenses are equal to the Fund's annualized expense ratio of 2.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,008.26	$15.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.38	$15.90

* Expenses are equal to the Fund's annualized expense ratio of 3.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,061.48	$10.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.62	$10.66

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 46

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

DSS AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,062.83	$9.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.93	$9.35

* Expenses are equal to the Fund's annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,057.25	$14.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.94	$14.34

* Expenses are equal to the Fund's annualized expense ratio of 2.83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,093.70	$14.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.09	$14.19

* Expenses are equal to the Fund's annualized expense ratio of 2.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,101.15	$8.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.44	$7.83

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 47

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

DSS AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,091.30	$17.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.62	$16.66

* Expenses are equal to the Fund's annualized expense ratio of 3.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,040.79	$13.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.45	$12.83

* Expenses are equal to the Fund's annualized expense ratio of 2.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,046.62	$8.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.48	$8.79

* Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,040.27	$15.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.98	$15.30

* Expenses are equal to the Fund's annualized expense ratio of 3.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 48

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2023 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

RENEWAL OF THE MANAGEMENT AGREEMENT BETWEEN THE DSS AMERICAFIRST QUANTITATIVE FUNDS AND THE ADVISER

At a meeting held on September 22, 2023, the Board of Trustees (the "Board" or the "Trustees") all of whom are not "interested persons", as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustees"), considered the renewal of the management agreement (the "Advisory Agreement") between the DSS AmericaFirst Quantitative Funds (the "Trust") and DSS Wealth Management, Inc. (the "Adviser" or “DSS”), with respect to the DSS AmericaFirst Defensive Growth Fund (the "Defensive Growth Fund"), DSS AmericaFirst Income Fund (the "Income Fund"), DSS AmericaFirst Monthly Risk-On Risk-Off Fund (the " Risk-On Risk-Off Fund "), and DSS AmericaFirst Large Cap Share Buyback Fund (the "Buyback Fund") (each a "Fund" and together, the "Funds"). In its consideration of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summarizes matters considered and includes certain portions of prior deliberations.

The Board reviewed the materials provided by DSS in advance of the meeting.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by DSS to the Funds focused on research, portfolio management, and trade execution.  The Trustees reviewed materials provided by DSS and included certain portions of prior deliberations with the Trust on behalf of the Funds including: a description of investment decisions and trade execution methods, DSS' Form ADV, a revenue and expenses summary (in place of an income statement), current financial condition as represented by a recent balance sheet, a keep-well letter from DSS' ultimate parent, an overview of the personnel that have or will perform services for the Funds, a summary of DSS' compliance policies and procedures,

Semi-Annual Report | 49

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

including a representation that DSS continues to have, in place, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).  The Trustees noted that, in part, because of DSS' parent company's multi-layer holding company structure and its method for allocating expenses the balance sheet showed signs of financial strain.  However, the Trustees concluded that this was offset by the ultimate parent company's keep-well letter and the significant resources of the ultimate parent company.  The Trustees noted favorably the qualifications of the Adviser's portfolio managers and CCO, each of which have over 30 years of investment experience.  Additionally, the Trustees also noted that DSS continues to have a $1 million errors and omissions insurance policy (shared with the Trust) with a $100,000 deductible.  After further discussion, the Trustees concluded that DSS continues to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services that have been provided and will continue to be provided by DSS meet the Board's expectations.

Performance.  Next, the Board reviewed performance comparisons for each Fund against its respective Lipper benchmark, Morningstar category, and index or indexes for the one-year, three-year, five-year, and ten-year periods ended June 30, 2023.  Performance of class I shares was used as it provides the purest performance comparison, because this class does not incur Rule 12b-1 fees.  The Trustees also noted they had reviewed performance over other time periods on an ongoing basis based on performance summaries provided by the Adviser from time to time.  The Trustees noted that the evaluation of long-term performance was complicated by the fact that DSS has only been managing the Funds since late 2021; and that the DSS portfolio manager who had managed the Funds since inception had departed DSS in April of 2023; and that the current portfolio manager(s) largely continue the since-inception methods of the prior portfolio manager.  The Trustees gave less weight to long-term performance as it was not directly attributable to the Adviser but nonetheless represented the investment strategies developed by the prior portfolio manager and continued by DSS.  The Trustees noted that the Risk-On Risk-Off Fund had positive one-year performance of 8.06% and significantly outperformed the Lipper Absolute Return peer group, and the Morningstar Tactical Allocation Category, but very significantly lagged the S&P 500 Index.  The Trustees noted that the S&P 500 Index is largely informational as the Fund is not intended to track that index.  The Trustees observed that for almost all the other time periods the Fund lagged each benchmark, category or index, but that largely represented the legacy performance of the prior portfolio manager.  Based primarily on more-recent performance, the Trustees concluded performance was satisfactory.  Next, the Trustees noted that the Income Fund had positive one-year performance of 1.03% and significantly outperformed the Bloomberg Aggregate Bond Index for the one-year and three-year periods, but lagged the Lipper Flexible Portfolio peer group and Morningstar Moderately Aggressive Category, for most of all periods and lagged Bloomberg Aggregate Bond Index for the five-year and ten-year periods.  Based primarily on more-recent performance, the Trustees concluded performance was satisfactory.  Next, the Trustees noted that the Defensive Growth Fund continues to struggle with performance as it had negative absolute and lagging relative performance for all periods as compared to the Lipper Alternative Long/Short Equity peer group, the Morningstar Long/Short Equity Category, and the S&P 500 Index.  The Trustees noted that the S&P 500 Index is largely informational as the Fund is not intended to track that index.  The Trustees observed that DSS intends to recast the strategy of the Fund as it believes the underlying core strategy is not tenable in today's market environment.  Based primarily on the undertaking to recast the strategy, the Trustees concluded they would deem performance technically satisfactory.  Next, the Trustees noted that the Buyback Fund, which has a shorter period of operations than the other Funds, positive 17.30% one-year performance, 11.34% three-year performance, and 6.21% five-year performance.  The Trustees observed that for the one-year period, the Fund slightly lagged the Lipper Muti-Cap Core peer group, and somewhat lagged the S&P 500 Index, while slightly outperforming the Morningstar Large Blend Category and somewhat

Semi-Annual Report | 50

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

outperforming the S&P 500 Buyback Index.  The Trustees observed that for the other time periods the Fund lagged each benchmark, category or index, but that largely represented the legacy performance of the prior portfolio manager.  Based primarily on more-recent performance, the Trustees concluded performance was satisfactory.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by DSS to fees charged by other advisers to respective peer groups of funds based on Morningstar Categories.  The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group or groups.  Specifically, the Defensive Growth Fund's advisory fee of 1.50% was above the Long-Short Equity Morningstar Category average of 1.23% but significantly below the 2.50% upper end of the range of reasonable fees charged to funds in the category. The Buyback Fund's advisory fee of 1.25% was above the Large Blend Morningstar Category average of 0.52% but significantly below the 2.00% upper end of the range of reasonable fees charged to funds in the category.  The Risk-On Risk-Off Fund's advisory fee of 1.00% was above the Tactical Allocation Morningstar Category average of 0.87% but noticeably below the 1.30% upper end of the range of reasonable fees charged to funds in the category.  Because of the somewhat wide investment mandate of the Income Fund, the Trustees considered a blend of the Moderately Aggressive Morningstar Category and the Tactical Allocation Morningstar Category.  The Income Fund's advisory fee of 1.25% was above the blend of the categories' average of approximately 0.65%, but below the 1.30% upper end of the range of reasonable fees charged to funds in the blended categories.  The Trustees also considered the relatively high level of sophistication utilized by DSS in executing its somewhat complex investment strategies and concluded that the level of advisory fees paid to DSS was not unreasonable in light of the quality of the services received from DSS.

The Trustees noted that each Fund share class had net expense ratios that were above average when compared to the respective peer group or groups, but within the range of, or slightly above, the reasonable expenses for the respective similar class of the peer group or groups.  Specially, the Defensive Growth Fund's class A shares net expense ratio of 3.05% was above the 2.13% average for the Long-Short Equity Morningstar Category, but significantly below the 4.21% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 3.35% was above the 2.83% average, but well below the 3.92% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 2.54% was above the 1.89% average, but significantly below the 3.43% upper end of the range of reasonable fees charged to funds in the category.  The Buyback Fund's class A shares net expense ratio of 2.00% was above the 0.97% average for the Large Blend Morningstar Category, but also slightly above the 1.97% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 2.75% was above the 1.72% average, and somewhat above the 2.60% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 1.76% was above the 0.62% average, but significantly below the 2.49% upper end of the range of reasonable fees charged to funds in the category.  The Risk-On Risk-Off class A shares net expense ratio of 2.87% was above the 1.65% average for the Tactical Allocation Morningstar Category, and slightly above the 2.83% upper end of the range of reasonable fees charged to funds in the category; class U shares net expense ratio of 3.37% was above the 2.29% average, and somewhat above the 3.10% upper end of the range of reasonable fees charged to funds in the category; and class I shares net expense ratio of 1.62% was above the 1.27% average, but significantly below the 2.58% upper end of the range of reasonable fees charged to funds in the category.  The Income Fund's class A shares net expense ratio of 2.52% was above the 1.33% average for the blend of the Tactical Allocation Morningstar Category and the Moderately Aggressive Morningstar Category, but below the 2.83% upper end of the range of the blend of reasonable fees charged to funds in the categories; class U shares net expense ratio of 3.02% was

Semi-Annual Report | 51

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

above the 2.02% blended average, but below the 3.10% upper end of the range of the blend of reasonable fees charged to funds in the categories; and class I shares net expense ratio of 1.73% was above the 1.01% blended average, but significantly below the 2.58% upper end of the range of reasonable fees charged to funds in the categories.  The Trustees noted that DSS continues to provide an expense limitation for each Fund and that total expenses are not under the control of DSS and that the excess of certain share class expenses when compared to a Morningstar category peer group where not disqualifying especially in light of the small size of the Funds.  Overall, the Trustees concluded that net expenses were reasonable.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board considered that expected growth from current level of assets of each Fund is difficult to forecast and agreed that the absence of breakpoints was acceptable at present.  However, the Board and DSS agreed that they would revisit the matter as assets in the Funds grow.

Profitability.  The Trustees considered that DSS had not received its full advisory fee for the first partial year of management and for the most-recent fiscal year because of the effect of the expense limitation agreement for each Fund and that it had reimbursed some Funds for each of the periods.  The Trustees noted that DSS had not earned a profit for any Fund over both periods.  Additionally, the Trustees observed, but did not give weight to, the marketing costs DSS incurs in support of the Funds.  The Trustees concluded that excessive profitability is not a concern at this time.

Conclusion.  During the Board's deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for each Fund.  Based on the Board's deliberations and its evaluation of the information described above, the Board, including all the Independent Trustees, unanimously approved the Advisory Agreement, for another year, on behalf of each Fund.

Semi-Annual Report | 52

 PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES DSS AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons DSS AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does DSS AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Semi-Annual Report | 53

Who we are
Who is providing this notice?	DSS AmericaFirst Quantitative Funds
What we do
How does DSS AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does DSS AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

 ■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ DSS AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ DSS AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ DSS AmericaFirst Quantitative Funds doesn’t jointly market.

Semi-Annual Report | 54

DSS AmericaFirst Quantitative Funds

MANAGER

DSS Wealth Management, Inc.

275 Wiregrass Parkway

West Henrietta, NY 14586

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Quantitative Funds

By /s/ Brandon Pokersnik

     Brandon Pokersnik

     President, Chief Executive Officer, and Principal Executive Officer

Date: March 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brandon Pokersnik

     Brandon Pokersnik

     President, Chief Executive Officer, and Principal Executive Officer

Date: March 11, 2024

By /s/ Daniel Lew

     Daniel Lew

     Chief Investment Officer

Date: March 11, 2024